Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets Measured On Recurring Basis Equity Method And Cost Method Investments	$ 208	$ 116
Long-term investment in equity securities	432	299
U.S. Treasury securities	500	449
Mutual Funds	23	29
Total assets at fair value	955	777
Short-term debt	2,493	2,591
Income (Loss) from Equity Method Investments	25	6	$ 25
2023 Senior Notes (4.0% senior unsecured notes due October 15, 2023)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	790	789
Debt Instrument, Fair Value Disclosure	836
NYSE Euronext USD Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	0	852
Short-term debt	851	0
2018 Senior Notes (2.5% senior unsecured notes due October 15, 2018)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	598	597
Two Thousand Twenty Five Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	1,241	1,240
Two Thousand Twenty Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Long-term Debt, Noncurrent	1,242	1,239
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in equity securities	432	299
U.S. Treasury securities	500	449
Mutual Funds	23	29
Total assets at fair value	955	777
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in equity securities	0	0
U.S. Treasury securities	0	0
Mutual Funds	0	0
Total assets at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in equity securities	0	0
U.S. Treasury securities	0	0
Mutual Funds	0	0
Total assets at fair value	0	0
Restricted Cash And Investments, Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Treasury securities	350	274
Restricted Cash and Investments, Non Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Treasury securities	150	150
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Treasury securities		$ 25
Two Thousand Twenty Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	1,270
Two Thousand Twenty Five Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	1,290
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	610
NYSE Euronext USD Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	$ 860